CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 124,171	¥ 853,740	¥ 167,660
Short-term investments	36,769	252,805	293,533
Accounts receivable, net of allowance of doubtful accounts of nil as of December 31, 2017 and 2018	4,155	28,569	20,398
Inventories	30,665	210,836	144,056
Prepayments and other current assets	23,438	161,147	104,818
Total current assets	219,198	1,507,097	730,465
Property and equipment	2,953	20,302	17,028
Intangible assets	655	4,503	4,751
Long-term investments	1,620	11,140	11,140
Other Non-current Asset	491	3,376
Total assets	224,917	1,546,418	763,384
Current liabilities including amounts of the consolidated VIE without recourse to the Company (Note 2(b)):
Accounts payable	30,872	212,258	128,140
Accrued expenses and other current liabilities	14,873	102,261	73,018
Total current liabilities	45,745	314,519	201,158
Other Liabilities, Current		2,200
Other Non-current liabilities	1,183	8,135
Total liabilities	46,928	322,654	201,158
MEZZANINE EQUITY
Total Mezzanine equity			1,506,930
SHAREHOLDERS' (DEFICIT) EQUITY
Subscription receivable			(2,200)
Additional paid-in capital	369,555	2,540,878	12,121
Accumulated deficit	(201,255)	(1,383,729)	(1,003,638)
Accumulated other comprehensive income	9,755	67,073	47,550
Total shareholders' (deficit) equity	178,063	1,224,276	(946,142)
Non-controlling interest	(74)	(512)	1,438
Total (deficit) equity	177,989	1,223,764	(944,704)
Total liabilities, mezzanine equity and (deficit) equity	224,917	1,546,418	763,384
Series A convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value			12,922
Series B convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value			57,980
Series C convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value			450,324
Series D convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value			1,263,523
Subscription receivable of convertible preferred shares			(277,819)
Ordinary shares Class A
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value	4	29	25
Ordinary shares Class B
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value	$ 4	¥ 25
Ordinary shares Class C
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value			¥ 0